Leases - Schedule of Weighted Average Remaining Lease Term and Discount Rate for Leases (Detail)	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Weighted-average remaining lease term	5 years 6 months 29 days	3 years 4 months 13 days
Weighted-average discount rate	5.25%	5.25%